Taxation - Composition of income tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Taxation
Current income tax expense		¥ 14,909	¥ 8,881	¥ 3,141
Withholding income tax expense		11,079
Total	$ 3,780	¥ 25,988	¥ 8,881	¥ 3,141